OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION [Abstract]
Schedule of Other Account Payable and Accrued Expenses
Accrued expenses:

	December 31,
	2018	2017

Employees and payroll accruals	$2,869	$3,814
Accrued expenses	840	711
Authorities	677	957
Advances from customers	386	863
Deferred income	97	254
Warranty provision	285	306
Accrued royalties	966	1,180
Other	291	246

	$6,411	$8,331